Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,190,500.00
Total Fee Amount	1,821.61
Total Offset Amount	0.00
Net Fee	$ 1,821.61
Offering Table N/A
Offset Table N/A	N/A